SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		9 Months Ended	12 Months Ended
	Oct. 29, 2021	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2021
Cash equivalents		$ 0	$ 0
Net proceeds of sale of the Units in the Public Offering		226,000,000
Maximum allowed dissolution expenses			$ 100,000
Percentage of redeem of public shares			100.00%
Federal Depository Insurance Coverage			$ 250,000
Offering costs			16,664,843
Unrecognized tax benefits		0	0
Unrecognized tax benefits accrued for interest and penalties		$ 0	$ 0
IPO
Net proceeds of sale of the Units in the Public Offering	$ 230,000,000
Private Placement
Net proceeds of sale of the Units in the Public Offering	$ 234,600,000
Class A ordinary shares
Temporary equity, ordinary shares subject to possible redemption		23,000,000	23,000,000
Class A ordinary shares subject to possible redemption
Temporary equity, ordinary shares subject to possible redemption		23,000,000	23,000,000	23,000,000